Bank deposits, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term bank deposits, net	¥ 4,022,119	$ 631,158	¥ 493,282
Long-term bank deposits, net	2,004,593	$ 314,564
Total	6,026,712		493,282
Allowance for credit losses	2,267		0
Pledged as collateral
Short-term bank deposits, net	¥ 350,000		¥ 0